Recovery of Erroneously Awarded Compensation	12 Months Ended
Jan. 31, 2026
Restatement Determination Date:: 2026-01-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The revision required a recovery analysis of incentive-based executive compensation under our Clawback Policy. We determined that the revision had no recovery impact with respect to such incentive-based compensation because the immaterial error did not result in any current or former executive officer receiving excess compensation relative to what would have been earned by such executive officer had the financial results been properly reported.